Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	₪ 0.01	₪ 0.01
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	3,333,471
Preferred stock, shares outstanding	0	3,333,471
Common Stock, Par or Stated Value Per Share	₪ 0.01	₪ 0.01
Common stock, shares authorized	990,000,000	990,000,000
Common Stock, Shares, Issued	70,087,141	63,577,734
Common stock, shares, outstanding	70,087,141	63,577,734